Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Deficit - USD ($) $ in Thousands	Legacy SoundHound Redeemable Convertible Preferred Stock	Class A Common Stock	Class B Common Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Balance at Dec. 31, 2020	$ 273,687			$ 1	$ 30,836	$ (1)	$ (307,189)	$ (276,353)
Balance (in Shares) at Dec. 31, 2020	19,132,387			11,818,761
Retroactive application of Business Combination (Note 3)
Retroactive application of Business Combination (Note 3) (in Shares)	87,171,583			53,849,015
Adjusted Balances, beginning of period	$ 273,687			$ 1	30,836	(1)	(307,189)	(276,353)
Adjusted Balances, beginning of period (in Shares)	106,303,970			65,667,776
Issuance of common stock upon exercise of stock options					2,490			2,490
Issuance of common stock upon exercise of stock options (in Shares)				2,590,780
Issuance of common stock warrants					3,843			3,843
Other comprehensive gain, net of tax						1		1
Stock-based compensation					6,322			6,322
Issuance of redeemable convertible Series C preferred stock upon net exercise of Series C Warrants	$ 5,816
Issuance of redeemable convertible Series C preferred stock upon net exercise of Series C Warrants (in Shares)	645,356
Net loss							(79,540)	(79,540)
Balance at Dec. 31, 2021	$ 279,503			$ 1	43,491		(386,729)	(343,237)
Balance (in Shares) at Dec. 31, 2021	106,949,326			68,258,556
Issuance of common stock upon exercise of stock options					2,840			2,840
Issuance of common stock upon exercise of stock options (in Shares)				2,582,535
Net exercise of outstanding warrants
Net exercise of outstanding warrants (in Shares)				673,416
Conversion of convertible note					20,239			20,239
Conversion of convertible note (in Shares)				2,046,827
Effect of reverse recapitalization, net of costs (Note 3)	$ (279,503)	$ 14	$ 4	$ (1)	279,486			279,503
Effect of reverse recapitalization, net of costs (Note 3) (in Shares)	(106,949,326)	140,114,400	40,396,600	(73,561,334)
PIPE financing		$ 1			86,584			86,585
PIPE financing (in Shares)		11,300,000
Issuance of Class A common shares pursuant to the Business Combination		$ 1			4,105			4,106
Issuance of Class A common shares pursuant to the Business Combination (in Shares)		4,693,050
Issuance of Class A common shares upon conversion of Class B common shares
Issuance of Class A common shares upon conversion of Class B common shares (in Shares)		661,192	(661,192)
Issuance of Class A common shares upon exercise of stock options					1,320			1,320
Issuance of Class A common shares upon exercise of stock options (in Shares)		1,013,171
Issuance of Class A common shares upon vesting of restricted stock units
Issuance of Class A common shares upon vesting of restricted stock units (in Shares)		2,515,851
Stock-based compensation					28,792			28,792
Net loss							(115,373)	(115,373)
Balance at Dec. 31, 2022		$ 16	$ 4		$ 466,857		$ (502,102)	$ (35,225)
Balance (in Shares) at Dec. 31, 2022		160,297,664	39,735,408